FEDERATED MUNICIPAL SECURITIES INCOME TRUST

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                November 1, 1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

       RE: FEDERATED MUNICIPAL SECURITIES INCOME TRUST (the "Trust")
               Federated California Municipal Income Fund
               Federated Michigan Intermediate Municipal Trust
               Federated New York Municipal Income Fund
               Federated North Carolina Municipal Income Fund
               Federated Ohio Municipal Income Fund
               Federated Pennsylvania Municipal Income Fund

           1933 Act File No. 33-36729

           1940 ACT FILE NO. 811-6165

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated October 31, 1999, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 30 on October 30, 1999.

        If you have any questions regarding this certification, please call me at (412) 288-7404.

                                                   Very truly yours,

                                                   /s/ Leslie K. Ross
                                                   Leslie K. Ross
                                                   Assistant Secretary